Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Profit of the period	$ 6,642	$ 3,590
Depreciation, amortization and impairment	2,299	2,335
Impairment losses on receivables, inventories and other assets	57	65
Additions/(reversals) in provisions and employee benefits	87	76
Net finance cost/(income)	199	3,372
Loss/(gain) on sale of property, plant and equipment and intangible assets	(30)	(35)
Loss/(gain) on sale of subsidiaries, associates and assets held for sale		(1)
Equity-settled share-based payment expense	181	167
Income tax expense	1,666	1,420
Other non-cash items included in profit	(250)	(284)
Share of result of associates and joint ventures	(62)	(93)
Cash flow from operating activities before changes in working capital and use of provisions	10,789	10,612
Decrease/(increase) in trade and other receivables	(248)	(339)
Decrease/(increase) in inventories	(411)	(440)
Increase/(decrease) in trade and other payables	(934)	(1,519)
Pension contributions and use of provisions	(279)	(282)
Cash generated from operations	8,917	8,032
Interest paid	(2,404)	(2,525)
Interest received	244	218
Dividends received	137	38
Income tax paid	(1,998)	(2,338)
CASH FLOW FROM OPERATING ACTIVITIES	4,896	3,425
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(1,729)	(2,127)
Proceeds from sale of property, plant and equipment and of intangible assets	230	155
Proceeds from SAB transaction-related divestitures		(330)
Taxes on SAB transaction-related divestitures		(100)
Acquisition of subsidiaries, net of cash acquired	(342)	(70)
Sale of subsidiaries, net of cash disposed of	92	(2)
Net of tax proceeds from the sale of assets held for sale	2	67
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(1)	1,299
Net proceeds from sale/(acquisition) of other assets	(7)	(69)
Net repayments/(payments) of loans granted		(73)
CASH FLOW FROM INVESTING ACTIVITIES	(1,755)	(1,250)
FINANCING ACTIVITIES
Purchase of non-controlling interest		(930)
Proceeds from borrowings	22,011	23,767
Payments on borrowings	(20,600)	(22,064)
Cash net finance (cost)/income other than interests	(784)	(262)
Payments of lease liabilities	(235)	(222)
Dividends paid	(2,389)	(5,132)
CASH FLOW FROM FINANCING ACTIVITIES	(1,997)	(4,843)
Net increase/(decrease) in cash and cash equivalents	1,144	(2,668)
Cash and cash equivalents less bank overdrafts at beginning of year	6,960	10,355
Effect of exchange rate fluctuations	(30)	211
Cash and cash equivalents less bank overdrafts at end of period	$ 8,074	$ 7,898